Reverse Recapitalization (Tables)	12 Months Ended
Dec. 31, 2020
Reverse Recapitalization [Abstract]
Schedule of business combination to the consolidated statements of cash flows and the consolidated statement of changes in stockholders’ equity (deficit)
Cash - TortoiseCorp’s trust and cash (net of redemption)	$236,484
Cash - PIPE	307,500
Cash - forward purchase units	17,500
Less: transaction costs and advisory fees paid	(45,030)
Net Business Combination and PIPE financing	$516,454

Schedule of shares of common stock issued immediately following the consummation of the Business Combination
Common stock, outstanding prior to Business Combination	23,300,917
Less: redemption of TortoiseCorp shares	(3,308)
Common stock of TortoiseCorp	23,297,609
TortoiseCorp founder shares	5,825,230
Shares issued in PIPE	30,750,000
Shares issued in connection with forward purchase agreement	1,750,000
Business Combination, PIPE, and forward purchase agreement financing shares	61,622,839
Legacy Hyliion shares(1)	92,278,990
Total shares of common stock immediately after Business Combination	153,901,829
Hyliion Holdings Corp. exercise of warrants	15,414,592
Total shares of common stock at December 31, 2020	169,316,421

Schedule of Legacy Hyliion shares
	Legacy Hyliion shares	Legacy Hyliion shares, effected for Exchange Ratio
Balance at December 31, 2018	24,453,750	35,634,061
Recapitalization applied to Series A outstanding at December 31, 2018	34,799,813	50,710,369
Exercise of common stock options - 2019	286,874	418,033
Exercise of common stock options - 2020 (pre-Closing)	763,216	1,112,160
Conversion of convertible notes payable to common stock(2)	2,336,235	4,404,367
		92,278,990